SEGMENT REPORTING	12 Months Ended
Aug. 31, 2023
Segment Reporting [Abstract]
SEGMENT REPORTING	Segment Reporting
Operating segments are components of an enterprise where separate financial information is available and is evaluated regularly by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance.
Our chief operating decision makers are our Chief Executive Officer and Chief Financial Officer. Our operating segments are managed separately because each operating segment represents a strategic business unit providing consulting and managed services to clients across different industries.
Our three reportable segments are our geographic markets, which are North America, EMEA and Growth Markets. Amounts are attributed to geographic markets based on where clients are located.
Information regarding our geographic markets is as follows:

Fiscal 2023	North America	EMEA (1)	Growth Markets (1)	Total
Revenues	$30,295,587	$22,292,584	$11,523,574	$64,111,745
Depreciation and amortization (2)	553,840	496,966	361,267	1,412,073
Operating income	4,473,701	2,483,483	1,852,705	8,809,889
Net assets as of August 31 (3)	4,091,045	2,811,231	722,770	7,625,046
Property & equipment, net	541,484	458,736	529,787	1,530,007
Fiscal 2022
Revenues	$29,121,385	$21,103,539	$11,369,381	$61,594,305
Depreciation and amortization (2)	484,894	462,008	372,284	1,319,186
Operating income	4,976,890	2,516,744	1,873,547	9,367,181
Net assets as of August 31 (3)	3,981,668	2,564,167	894,961	7,440,796
Property & equipment, net	598,116	436,360	624,664	1,659,140
Fiscal 2021
Revenues	$23,701,341	$17,407,187	$9,424,861	$50,533,389
Depreciation and amortization (2)	379,105	412,634	335,824	1,127,563
Operating income	3,907,883	2,346,176	1,367,470	7,621,529
Net assets as of August 31 (3)	3,141,318	1,705,397	722,018	5,568,733
Property & equipment, net	537,392	461,219	640,494	1,639,105
(1)During the first quarter of fiscal 2024, we revised the reporting of our geographic markets for the movement of our Middle East and Africa market units from Growth Markets to Europe, and the Europe market became our EMEA (Europe, Middle East and Africa) geographic market. Prior period amounts have been reclassified to conform with the new presentation.
(2)Amounts include depreciation on property and equipment and amortization of intangible assets and deferred contract costs controlled by each reportable segment, as well as an allocation for amounts they do not directly control.
(3)We do not allocate total assets by reportable segment. Reportable segment assets directly attributable to a reportable segment and provided to the chief operating decision makers include receivables and current and non-current contract assets, deferred contract costs and current and non-current deferred revenues.
The accounting policies of the reportable segments are the same as those described in Note 1 (Summary of Significant Accounting Policies) to these Consolidated Financial Statements.
Our business in the United States represented 45% of our consolidated revenues during fiscal 2023, 2022 and 2021, respectively. No other country individually comprised 10% or more of our consolidated revenues during these periods. Business in Ireland, our country of domicile, represented approximately 1% of our consolidated revenues during fiscal 2023 and 2022 and 2% during fiscal 2021.
We conduct business in Ireland and in the following countries that hold 10% or more of our total consolidated Property and equipment, net:

	August 31, 2023	August 31, 2022	August 31, 2021
United States	33%	33%	27%
India	15	17	17
Ireland	2	6	7
Revenues by industry group and type of work are as follows:

	Fiscal
	2023	2022	2021
Industry Groups (1)
Communications, Media & Technology	$11,452,914	$12,199,797	$9,801,349
Financial Services	12,131,531	11,810,582	9,932,523
Health & Public Service	12,560,458	11,226,464	9,498,234
Products	19,103,892	18,275,419	14,438,537
Resources	8,862,950	8,082,043	6,862,746
Total	$64,111,745	$61,594,305	$50,533,389
Type of Work
Consulting	$33,613,008	$34,075,856	$27,337,699
Managed Services (2)	30,498,737	27,518,449	23,195,690
Total	$64,111,745	$61,594,305	$50,533,389
(1)Effective June 1, 2022, we revised the reporting of our industry groups for the movement of Aerospace & Defense from Communications, Media & Technology to Products. Prior period amounts have been reclassified to conform with the current period presentation.
(2)Previously referred to as our outsourcing business.